Supplementary Cash Flow Information - Reconciliation of Liabilities Arising from Financing Activities (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 10,612,745		$ 10,751,409
Cash flow	(859,382)		(155,379)
Non-Cash flow, Amortization of loans fee	37,247		16,715
Ending balance	9,790,610	$ 319,850	10,612,745
Long-term bank loans (include the current portion) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	9,642,021		10,750,005
Cash flow	110,250		(1,124,699)
Non-Cash flow, Amortization of loans fee	37,247		16,715
Ending balance	9,789,518	319,815	9,642,021
Short-term bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	969,353
Cash flow	(969,353)		969,353
Ending balance			969,353
Guarantee deposits [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	1,371		1,404
Cash flow	(279)		(33)
Ending balance	$ 1,092	$ 35	$ 1,371